LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
LEASE LIABILITIES
Schedule of lease liabilities

	December 31,
	2021	2022
	RMB	RMB
Lease liabilities
Current	15,173	16,004
Non-current	170,233	166,407
	185,406	182,411